Discontinued Operations - Schedule of Research and Development Costs Included in Discontinued Operations (Details) - USD ($)	10 Months Ended	12 Months Ended
	Nov. 08, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Wages and benefits		$ 1,586,900	$ 874,673	$ 822,258
Supplies		676,639	137,233	156,184
Subcontract fees		3,802,919	834,598	888,566
Stock-based compensation		567,859	237,311	395,468
Research and development		$ 6,634,317	$ 2,083,815	2,262,476
Discontinued Operations [Member]
Statement Line Items [Line Items]
Wages and benefits	$ 3,565,076			3,818,980
Supplies	1,412,572			2,070,495
Subcontract fees	728,457			400,000
Stock-based compensation	(28,883)			140,853
Research and development	$ 5,677,222			$ 6,430,328